Taxation - Reconciliation of Effective Tax Rate (Details) - EUR (€) € in Millions	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Components Of Tax Expense [Line Items]
Profit/(loss) before tax		€ (349.6)	€ 168.5	€ 76.0	€ (167.5)
Tax (charge)/credit at the standard UK corporation tax rate 19.25% (2016: 20%; 2015: 20.25%)		70.8	(32.5)	(15.2)	33.9
Difference in tax rates		(67.5)	(10.0)	(10.0)	(33.9)
Non tax deductible interest		(9.9)	4.4	0.0	0.0
Other income and expenses not taxable or deductible		1.0	16.8	(7.4)	0.0
Unrecognized tax assets		(2.1)	(19.3)	(1.8)	0.0
Provisions for uncertainties		0.1	1.0	(11.6)	0.0
Impact of change in deferred tax rates		22.2	4.4	7.0	0.0
Prior period adjustment		(2.3)	3.2	(0.6)	0.0
Total tax (expense)/credit		€ 12.3	€ (32.0)	€ (39.6)	€ 0.0
Standard tax rate		20.25%	19.25%	20.00%
Effective tax rate			19.00%	52.10%
Predecessor
Components Of Tax Expense [Line Items]
Profit/(loss) before tax	€ (87.1)
Tax (charge)/credit at the standard UK corporation tax rate 19.25% (2016: 20%; 2015: 20.25%)	17.6
Difference in tax rates	(4.6)
Non tax deductible interest	(8.7)
Other income and expenses not taxable or deductible	(21.6)
Unrecognized tax assets	(30.9)
Provisions for uncertainties	(7.9)
Impact of change in deferred tax rates	0.0
Prior period adjustment	15.2
Total tax (expense)/credit	€ (40.9)